Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Net (loss) income	$ 39,128	$ 141,350	$ 154,316
Other comprehensive income (loss), net of tax:
Postretirement benefits gain (loss), net of tax	3,459	(15)	(2,323)
Net gain on cash flow hedges, net of tax	211	211	212
Total other comprehensive income (loss), net of tax	3,670	196	(2,111)
Comprehensive income, net of tax	$ 42,798	141,546	152,205
Predecessor [Member]
Net (loss) income		133,669	154,739
Other comprehensive income (loss), net of tax:
Postretirement benefits gain (loss), net of tax		5,869	(7,001)
Net gain on cash flow hedges, net of tax		211	212
Total other comprehensive income (loss), net of tax		6,080	(6,789)
Comprehensive income, net of tax		$ 139,749	$ 147,950